Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
10.	Leases

The Company`s leases include offices worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the ROU and liability calculation if it was reasonably certain that the Company will exercise the option.

For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Components of lease expenses
Operating lease cost	$3,318	$3,833	$4,665
Short-term lease, and variable lease cost	462	861	997
Total lease expenses	$3,780	$4,694	$5,662

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$2,212	$3,391	$4,316

For the year ended December 31, 2023 and 2024, the weighted average remaining lease term is 6.88 and 5.93 years, respectively and the weighted average discount rate is 4.16 percent and 4.40 percent, respectively. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2024, were as follows:

(in thousands)
Year Ending December 31,
2025	$4,430
2026	4,754
2027	5,187
2028	4,918
2029	3,864
Thereafter	4,997
Total operating lease payments	$28,150
Less: imputed interest	(3,293)
Total	$24,857